Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) plan	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Defined benefit pension plans
Number of defined benefit plans | plan	5
Defined benefit liability (asset)	€ 699,490	€ 560,440
FMCH
Defined benefit pension plans
Company contribution to plan	1,131
Expected funding for next fiscal year	1,139
United States, France and Germany
Defined benefit pension plans
Defined benefit liability (asset)	660,343	525,016
United States, France and Germany | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	976,467	842,601	€ 792,739
United States
Defined benefit pension plans
Defined benefit liability (asset)	€ 83,323	71,031
United States | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 399,339	388,518
France
Defined benefit pension plans
Defined benefit liability (asset)	€ 16,765	14,308
France | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 5,498	4,626
France | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 11,375	9,780
Germany
Defined benefit pension plans
Defined benefit liability (asset)	€ 560,255	439,677
Germany | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 560,255	€ 439,677